Distribution Date:	06/17/22	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-15		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-18	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	19		David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765LAQ3	1.706000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765LAR1	3.088000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765LAS9	3.479000%	63,600,000.00	40,244,397.98	1,069,573.73	116,675.22	0.00	0.00	1,186,248.95	39,174,824.25	33.09%	30.00%
A-3	61765LAT7	3.479000%	200,000,000.00	188,395,747.87	5,447,485.57	546,190.67	0.00	0.00	5,993,676.24	182,948,262.30	33.09%	30.00%
A-4	61765LAU4	3.732000%	339,992,000.00	339,992,000.00	0.00	1,057,375.12	0.00	0.00	1,057,375.12	339,992,000.00	33.09%	30.00%
A-S	61765LAW0	4.036000%	54,955,000.00	54,955,000.00	0.00	184,831.98	0.00	0.00	184,831.98	54,955,000.00	26.55%	24.13%
B	61765LAX8	4.482127%	58,464,000.00	58,464,000.00	0.00	218,369.23	0.00	0.00	218,369.23	58,464,000.00	19.59%	17.88%
C	61765LAY6	4.482127%	40,925,000.00	40,925,000.00	0.00	152,859.21	0.00	0.00	152,859.21	40,925,000.00	14.71%	13.50%
D	61765LAC4	3.257000%	47,940,000.00	47,940,000.00	0.00	130,117.15	0.00	0.00	130,117.15	47,940,000.00	9.01%	8.38%
E	61765LAE0	4.482127%	28,062,000.00	28,062,000.00	0.00	104,814.54	0.00	0.00	104,814.54	28,062,000.00	5.67%	5.38%
F	61765LAG5	4.482127%	17,539,000.00	17,539,000.00	0.00	65,510.02	0.00	0.00	65,510.02	17,539,000.00	3.58%	3.50%
G	61765LAJ9	4.482127%	32,740,433.00	30,053,194.18	0.00	164,485.23	0.00	(15,519.44)	164,485.23	30,068,713.62	0.00%	0.00%
V	61765LAM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765LAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			935,417,435.00	846,570,340.03	6,517,059.30	2,741,228.37	0.00	(15,519.44)	9,258,287.67	840,068,800.17

X-A	61765LAV2	0.851855%	654,792,000.00	568,632,145.85	0.00	403,660.24	0.00	0.00	403,660.24	562,115,086.55
X-B	61765LAA8	0.446127%	54,955,000.00	54,955,000.00	0.00	20,430.76	0.00	0.00	20,430.76	54,955,000.00
X-D	61765LAZ3	1.225127%	47,940,000.00	47,940,000.00	0.00	48,943.82	0.00	0.00	48,943.82	47,940,000.00
Notional SubTotal			757,687,000.00	671,527,145.85	0.00	473,034.82	0.00	0.00	473,034.82	665,010,086.55

Deal Distribution Total					6,517,059.30	3,214,263.19	0.00	(15,519.44)	9,731,322.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765LAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765LAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765LAS9	632.77355314	16.81719701	1.83451604	0.00000000	0.00000000	0.00000000	0.00000000	18.65171305	615.95635613
A-3	61765LAT7	941.97873935	27.23742785	2.73095335	0.00000000	0.00000000	0.00000000	0.00000000	29.96838120	914.74131150
A-4	61765LAU4	1,000.00000000	0.00000000	3.11000000	0.00000000	0.00000000	0.00000000	0.00000000	3.11000000	1,000.00000000
A-S	61765LAW0	1,000.00000000	0.00000000	3.36333327	0.00000000	0.00000000	0.00000000	0.00000000	3.36333327	1,000.00000000
B	61765LAX8	1,000.00000000	0.00000000	3.73510588	0.00000000	0.00000000	0.00000000	0.00000000	3.73510588	1,000.00000000
C	61765LAY6	1,000.00000000	0.00000000	3.73510593	0.00000000	0.00000000	0.00000000	0.00000000	3.73510593	1,000.00000000
D	61765LAC4	1,000.00000000	0.00000000	2.71416667	0.00000000	0.00000000	0.00000000	0.00000000	2.71416667	1,000.00000000
E	61765LAE0	1,000.00000000	0.00000000	3.73510584	0.00000000	0.00000000	0.00000000	0.00000000	3.73510584	1,000.00000000
F	61765LAG5	1,000.00000000	0.00000000	3.73510576	0.00000000	0.00000000	0.00000000	0.00000000	3.73510576	1,000.00000000
G	61765LAJ9	917.92292973	0.00000000	5.02391737	(1.59537811)	23.88424826	0.00000000	(0.47401450)	5.02391737	918.39694423
V	61765LAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765LAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765LAV2	868.41645263	0.00000000	0.61647094	0.00000000	0.00000000	0.00000000	0.00000000	0.61647094	858.46358317
X-B	61765LAA8	1,000.00000000	0.00000000	0.37177254	0.00000000	0.00000000	0.00000000	0.00000000	0.37177254	1,000.00000000
X-D	61765LAZ3	1,000.00000000	0.00000000	1.02093909	0.00000000	0.00000000	0.00000000	0.00000000	1.02093909	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	116,675.22	0.00	116,675.22	0.00	0.00	0.00	116,675.22	0.00
A-3	05/01/22 - 05/30/22	30	0.00	546,190.67	0.00	546,190.67	0.00	0.00	0.00	546,190.67	0.00
A-4	05/01/22 - 05/30/22	30	0.00	1,057,375.12	0.00	1,057,375.12	0.00	0.00	0.00	1,057,375.12	0.00
X-A	05/01/22 - 05/30/22	30	0.00	403,660.24	0.00	403,660.24	0.00	0.00	0.00	403,660.24	0.00
X-B	05/01/22 - 05/30/22	30	0.00	20,430.76	0.00	20,430.76	0.00	0.00	0.00	20,430.76	0.00
A-S	05/01/22 - 05/30/22	30	0.00	184,831.98	0.00	184,831.98	0.00	0.00	0.00	184,831.98	0.00
B	05/01/22 - 05/30/22	30	0.00	218,369.23	0.00	218,369.23	0.00	0.00	0.00	218,369.23	0.00
C	05/01/22 - 05/30/22	30	0.00	152,859.21	0.00	152,859.21	0.00	0.00	0.00	152,859.21	0.00
D	05/01/22 - 05/30/22	30	0.00	130,117.15	0.00	130,117.15	0.00	0.00	0.00	130,117.15	0.00
X-D	05/01/22 - 05/30/22	30	0.00	48,943.82	0.00	48,943.82	0.00	0.00	0.00	48,943.82	0.00
E	05/01/22 - 05/30/22	30	0.00	104,814.54	0.00	104,814.54	0.00	0.00	0.00	104,814.54	0.00
F	05/01/22 - 05/30/22	30	0.00	65,510.02	0.00	65,510.02	0.00	0.00	0.00	65,510.02	0.00
G	05/01/22 - 05/30/22	30	834,214.00	112,251.86	0.00	112,251.86	(52,233.37)	0.00	0.00	164,485.23	781,980.63
Totals			834,214.00	3,162,029.82	0.00	3,162,029.82	(52,233.37)	0.00	0.00	3,214,263.19	781,980.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	9,731,322.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,178,600.64	Master Servicing Fee	11,578.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,924.66
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	364.50
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,493.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,178,600.64	Total Fees	16,571.10

Principal		Expenses/Reimbursements
Scheduled Principal	1,030,526.65	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(32,332.38)
Principal Prepayments	5,355,700.01	Special Servicing Fees (Monthly)	(19,901.27)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	130,832.64	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,517,059.30	Total Expenses/Reimbursements	(52,233.65)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,214,263.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,517,059.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,731,322.49
Total Funds Collected	9,695,659.94	Total Funds Distributed	9,695,659.94

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	846,570,340.03	846,570,340.03	Beginning Certificate Balance	846,570,340.03
(-) Scheduled Principal Collections	1,030,526.65	1,030,526.65	(-) Principal Distributions	6,517,059.30
(-) Unscheduled Principal Collections	5,355,700.01	5,355,700.01	(-) Realized Losses	(15,519.44)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(15,519.44)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(15,519.44)	(15,519.44)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	840,068,800.17	840,068,800.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	847,660,065.29	847,660,065.29	Ending Certificate Balance	840,068,800.17
Ending Actual Collateral Balance	840,695,036.02	840,695,036.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.48%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP
5,000,000 or less	19	69,978,611.48	8.33%	36	4.6155	2.313529	1.20 or less	6	130,867,311.85	15.58%	37	4.5190	0.965461
5,000,001 to 10,000,000	23	163,436,495.63	19.46%	37	4.5252	1.783244	1.21 to 1.30	3	67,740,703.72	8.06%	36	3.9645	1.277205
10,000,001 to 15,000,000	9	110,858,750.20	13.20%	36	4.5298	2.097082	1.31 to 1.40	5	28,691,987.46	3.42%	37	4.5913	1.350584
15,000,001 to 20,000,000	1	16,200,000.00	1.93%	37	4.5270	1.822000	1.41 to 1.50	6	182,066,621.29	21.67%	35	4.1522	1.468046
20,000,001 to 30,000,000	8	188,491,783.66	22.44%	37	4.4209	1.727464	1.51 to 1.60	3	24,983,002.07	2.97%	35	4.3202	1.550020
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	4	22,137,408.93	2.64%	36	4.3500	1.643629
40,000,001 to 50,000,000	1	50,000,000.00	5.95%	35	3.7075	1.284700	1.71 to 1.80	6	72,599,531.22	8.64%	37	4.5438	1.753339
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	4	51,102,117.20	6.08%	37	4.5267	1.824495
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	13,756,583.88	1.64%	36	4.4131	1.961664
70,000,001 to 80,000,000	1	72,537,032.11	8.63%	37	4.3700	1.112600	2.01 to 2.10	2	30,978,036.00	3.69%	37	4.1479	2.080901
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	1	6,636,808.68	0.79%	37	4.8900	2.155200
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	2	10,148,261.14	1.21%	36	4.2070	2.228587
100,000,001 or greater	1	110,000,000.00	13.09%	33	3.8600	1.458800	2.31 to 2.40	3	13,591,055.50	1.62%	36	4.5787	2.359796
Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859	2.41 to 2.50	6	48,652,079.57	5.79%	36	4.3543	2.452496
							2.51 to 2.60	1	12,948,285.99	1.54%	36	4.1730	2.524000
							2.61 to 2.70	1	8,122,375.73	0.97%	37	4.4200	2.673900
							2.71 to 2.80	1	10,799,745.29	1.29%	36	4.1130	2.788200
							2.81 or greater	6	45,680,757.56	5.44%	37	4.6507	3.667948
							Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP	Vermont	1	12,684,436.83	1.51%	38	4.7600	1.242200
Alabama	3	6,812,499.97	0.81%	37	4.6050	1.749300	Virginia	4	23,561,489.09	2.80%	36	4.2891	2.397152
Arkansas	3	2,325,000.00	0.28%	35	4.1530	2.415900	Washington	2	9,330,847.82	1.11%	37	4.7671	1.825106
California	4	42,818,139.59	5.10%	37	4.3777	2.173221	Wisconsin	6	18,869,940.68	2.25%	37	4.6192	1.065764
Connecticut	1	5,277,288.70	0.63%	37	4.6050	1.749300	Totals	124	840,068,800.17	100.00%	36	4.3573	1.714859
Delaware	1	6,044,894.34	0.72%	37	4.6050	1.749300
									Property Type³
Florida	7	23,577,368.76	2.81%	37	4.3541	1.869106
Georgia	2	10,132,488.31	1.21%	36	4.7262	1.752507		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	3,318,041.10	0.39%	37	4.8850	1.596500		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	8,826,287.25	1.05%	37	4.4239	1.717742	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP
Kentucky	1	4,615,360.22	0.55%	34	4.8510	3.321100	Industrial	2	10,769,524.61	1.28%	36	4.2436	2.036674
Louisiana	2	11,410,742.03	1.36%	36	4.2655	1.542041	Lodging	13	109,868,059.18	13.08%	36	4.6657	1.797050
Maryland	2	77,514,191.71	9.23%	37	4.3495	1.193401	Mixed Use	3	124,532,754.67	14.82%	33	3.9425	1.466976
Massachusetts	2	28,044,387.44	3.34%	37	4.6352	1.070090	Mobile Home Park	1	5,795,038.95	0.69%	36	4.1010	2.227300
Michigan	4	44,250,579.34	5.27%	36	4.4358	1.766824	Multi-Family	12	175,626,418.61	20.91%	36	4.3309	1.638602
Missouri	1	6,636,808.68	0.79%	37	4.8900	2.155200	Office	4	38,644,850.22	4.60%	37	4.4818	1.771527
Nevada	3	10,053,474.13	1.20%	37	4.6304	3.884319	Other	2	50,984,000.00	6.07%	35	3.7161	1.306532
New York	14	183,511,987.52	21.84%	34	3.9242	1.610412	Retail	65	229,185,720.73	27.28%	37	4.5343	1.723704
North Carolina	10	45,360,381.01	5.40%	37	4.6792	1.599084	Self Storage	14	36,096,305.99	4.30%	37	4.5102	3.563295
Ohio	7	24,881,095.81	2.96%	36	4.3116	2.253650	Totals	124	840,068,800.17	100.00%	36	4.3573	1.714859
Oregon	2	10,353,222.19	1.23%	36	4.4593	2.389323
Pennsylvania	6	35,564,482.70	4.23%	35	4.5213	1.379956
South Carolina	6	12,813,097.99	1.53%	36	4.4029	1.590182
Tennessee	6	10,978,415.45	1.31%	37	4.5204	1.874078
Texas	12	101,935,724.29	12.13%	37	4.4407	2.095004

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP
	4.000% or less	2	160,000,000.00	19.05%	34	3.8123	1.404394	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	27	321,862,041.25	38.31%	36	4.2876	1.873154	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	32	290,108,882.01	34.53%	37	4.6854	1.728247	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	9,531,749.82	1.13%	37	5.1448	1.823549	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859	49 months or greater	63	781,502,673.08	93.03%	36	4.3485	1.722786
								Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP
	114 months or less	63	781,502,673.08	93.03%	36	4.3485	1.722786	Interest Only	10	250,463,169.00	29.81%	35	3.9894	1.743928
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	53	531,039,504.08	63.21%	37	4.5178	1.712814
	Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	58,566,127.09	6.97%	35	4.4751	NAP				None
Underwriter's Information		3	57,231,772.83	6.81%	37	4.6050	1.484951
	12 months or less	59	714,862,496.45	85.10%	36	4.3283	1.743310
	13 months to 24 months	1	9,408,403.80	1.12%	36	4.3200	1.610100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	840,068,800.17	100.00%	36	4.3573	1.714859
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	1443371	MU	New York	NY	Actual/360	3.860%	365,627.78	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	06/06/22
2	1544230	RT	Various	Various	Actual/360	4.605%	94,694.60	33,541.21	0.00	N/A	07/01/25	--	23,880,113.16	23,846,571.95	06/01/22
2A	453000270				Actual/360	4.605%	94,694.60	33,541.21	0.00	N/A	07/01/25	--	23,880,113.16	23,846,571.95	06/01/22
2B	453000271				Actual/360	4.605%	94,694.60	33,541.21	0.00	N/A	07/01/25	--	23,880,113.16	23,846,571.95	06/01/22
2C	453000275				Actual/360	4.605%	37,877.84	13,416.48	0.00	N/A	07/01/25	--	9,552,045.41	9,538,628.93	06/01/22
3	1544972	MF	Hanover	MD	Actual/360	4.370%	273,337.96	100,206.25	0.00	N/A	07/01/25	--	72,637,238.36	72,537,032.11	06/01/22
4	1443312	98	New York	NY	Actual/360	3.708%	159,628.47	0.00	0.00	05/05/25	05/05/45	--	50,000,000.00	50,000,000.00	06/05/22
5	300801294	OF	Los Angeles	CA	Actual/360	4.335%	88,250.08	45,920.69	0.00	N/A	07/01/25	--	23,641,051.61	23,595,130.92	06/01/22
6	304261006	MF	Fenton	MI	Actual/360	4.360%	88,688.57	42,889.27	0.00	N/A	06/01/25	--	23,622,288.96	23,579,399.69	06/01/22
7	300801262	Various Various		Various	Actual/360	4.153%	91,259.72	0.00	0.00	N/A	05/01/25	--	25,518,669.00	25,518,669.00	06/01/22
8	695100524	RT	Westfield	MA	Actual/360	4.605%	81,673.55	57,093.29	0.00	N/A	07/06/25	--	20,596,461.49	20,539,368.20	06/06/22
9	1544947	MF	Missouri City	TX	Actual/360	4.140%	84,565.53	0.00	0.00	N/A	07/01/25	--	23,719,500.00	23,719,500.00	06/01/22
10	695100517	RT	Houston	TX	Actual/360	4.527%	63,151.65	0.00	0.00	N/A	07/06/25	--	16,200,000.00	16,200,000.00	06/06/22
11	300801302	SS	Various	NY	Actual/360	4.725%	58,767.29	24,455.35	0.00	N/A	07/01/25	--	14,443,573.19	14,419,117.84	06/01/22
12	304261012	LO	Asheville	NC	Actual/360	4.930%	54,233.99	34,004.89	0.00	N/A	07/01/25	--	12,775,133.72	12,741,128.83	06/01/22
13	304261013	LO	Wyomissing	PA	Actual/360	4.720%	54,455.46	24,560.31	0.00	N/A	06/01/25	--	13,398,007.41	13,373,447.10	06/01/22
14	300801305	LO	Waco	TX	Actual/360	4.706%	49,676.41	30,921.30	0.00	N/A	07/01/25	--	12,258,548.65	12,227,627.35	06/01/22
15	695100526	MF	Stockbridge	GA	Actual/360	4.537%	51,282.29	18,689.55	0.00	N/A	07/06/25	--	13,126,212.87	13,107,523.32	06/06/22
16	304261016	RT	Saint Albans	VT	Actual/360	4.760%	52,067.66	18,436.13	0.00	N/A	08/01/25	--	12,702,872.96	12,684,436.83	06/01/22
17	300801282	MF	West Carrollton	OH	Actual/360	4.173%	46,595.86	18,721.45	0.00	N/A	06/01/25	--	12,967,007.44	12,948,285.99	06/01/22
18	1443522	LO	Chester	VA	Actual/360	4.113%	38,327.65	21,924.47	0.00	N/A	06/01/25	--	10,821,669.76	10,799,745.29	06/01/22
19	300801225	MF	Scranton	PA	Actual/360	4.244%	42,269.59	16,721.05	0.00	N/A	03/01/25	--	11,566,274.49	11,549,553.44	06/01/22
21	300801274	LO	Monroe	LA	Actual/360	4.222%	36,828.34	14,481.77	0.00	N/A	06/01/25	--	10,129,889.30	10,115,407.53	06/01/22
22	300801307	MH	Calumet City	IL	Actual/360	4.590%	39,128.78	13,048.80	0.00	N/A	01/01/25	--	9,899,755.57	9,886,706.77	06/01/22
23	304261023	RT	Plano	TX	Actual/360	4.350%	35,887.06	14,640.84	0.00	N/A	07/01/25	--	9,580,528.15	9,565,887.31	06/01/22
24	695100507	MU	Ann Arbor	MI	Actual/360	4.320%	35,055.23	15,045.47	0.00	N/A	06/06/25	--	9,423,449.27	9,408,403.80	06/06/22
25	300801259	LO	Ann Arbor	MI	Actual/360	4.500%	33,923.91	16,744.62	0.00	N/A	05/01/25	--	8,754,558.10	8,737,813.48	06/01/22
26	300801288	MF	Humble	TX	Actual/360	4.268%	31,783.27	13,941.95	0.00	N/A	06/01/25	--	8,647,987.01	8,634,045.06	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300801300	LO	Green Bay	WI	Actual/360	4.589%	31,319.85	14,759.00	0.00	N/A	07/01/25	--	7,925,786.24	7,911,027.24	11/01/20
28	300801297	LO	Andover	MA	Actual/360	4.718%	30,574.38	20,570.67	0.00	N/A	07/01/25	--	7,525,589.91	7,505,019.24	06/01/22
29	304261029	LO	Duluth	GA	Actual/360	4.760%	32,545.50	14,457.02	0.00	N/A	06/01/25	--	7,940,079.14	7,925,622.12	06/01/22
30	304261030	MF	Dallas	TX	Actual/360	4.420%	30,962.90	12,672.78	0.00	N/A	07/01/25	--	8,135,048.51	8,122,375.73	06/01/22
31	304261031	RT	Dallas	TX	Actual/360	4.435%	30,305.34	11,530.16	0.00	N/A	07/01/25	--	7,935,354.83	7,923,824.67	06/01/22
32	304261032	SS	Van Nuys	CA	Actual/360	4.450%	31,805.14	0.00	0.00	N/A	07/01/25	--	8,300,000.00	8,300,000.00	06/01/22
33	304261033	LO	Grafton	WI	Actual/360	4.890%	30,608.99	12,860.77	0.00	N/A	07/01/25	--	7,269,105.21	7,256,244.44	06/01/22
34	304261034	RT	Westfall	PA	Actual/360	4.730%	28,200.26	12,589.42	0.00	N/A	07/01/25	--	6,923,613.21	6,911,023.79	06/01/22
35	304261035	OF	Raleigh	NC	Actual/360	4.790%	28,002.61	12,219.08	0.00	N/A	07/01/25	--	6,788,968.36	6,776,749.28	06/01/22
36	300801289	SS	Orlando	FL	Actual/360	4.173%	26,120.45	10,437.74	0.00	N/A	07/01/25	--	7,268,973.74	7,258,536.00	06/01/22
37	304261037	LO	St Charles	MO	Actual/360	4.890%	27,996.03	11,762.90	0.00	N/A	07/01/25	--	6,648,571.58	6,636,808.68	06/01/22
38	695100525	LO	Princeton	NJ	Actual/360	4.695%	23,650.87	16,036.22	0.00	N/A	07/06/25	--	5,849,952.37	5,833,916.15	06/06/22
39	300801298	IN	Coconut Creek	FL	Actual/360	4.410%	22,059.14	16,492.41	0.00	N/A	07/01/25	--	5,808,857.42	5,792,365.01	06/01/22
40	300801295	MF	Bryan	TX	Actual/360	4.476%	24,759.59	9,901.27	0.00	N/A	07/01/25	--	6,423,833.26	6,413,931.99	06/01/22
42	695100528	LO	West Chester	PA	Actual/360	4.785%	22,604.13	5,370,570.55	0.00	N/A	07/06/25	--	5,485,883.75	0.00	06/06/22
44	300801301	MU	Clinton	WA	Actual/360	5.020%	22,209.88	13,521.23	0.00	N/A	07/01/25	--	5,137,872.10	5,124,350.87	06/01/22
45	300801286	RT	Various	SC	Actual/360	4.315%	19,633.01	10,360.02	0.00	N/A	06/01/25	--	5,283,807.32	5,273,447.30	06/01/22
46	300801285	MH	Merced	CA	Actual/360	4.101%	20,494.72	8,500.66	0.00	N/A	06/01/25	--	5,803,539.61	5,795,038.95	06/01/22
47	1544279	RT	Keizer	OR	Actual/360	4.540%	23,456.67	0.00	0.00	N/A	07/01/25	--	6,000,000.00	6,000,000.00	06/01/22
49	695100532	RT	Merced	CA	Actual/360	4.770%	21,101.03	9,224.47	0.00	N/A	08/06/25	--	5,137,194.19	5,127,969.72	06/06/22
50	300801268	RT	Ashland	VA	Actual/360	4.195%	20,229.22	7,139.40	0.00	N/A	05/01/25	--	5,600,000.00	5,592,860.60	06/01/22
51	304261051	IN	Frederick	MD	Actual/360	4.050%	17,389.33	9,027.30	0.00	N/A	04/01/25	--	4,986,186.90	4,977,159.60	06/01/22
52	300801264	MF	Monroe	LA	Actual/360	3.950%	18,673.62	0.00	0.00	N/A	05/01/25	--	5,490,000.00	5,490,000.00	06/01/22
53	304261053	RT	Greer	SC	Actual/360	4.510%	19,666.69	7,754.95	0.00	N/A	07/01/25	--	5,064,021.84	5,056,266.89	06/01/22
54	1544511	RT	Brentwood	CA	Actual/360	4.370%	19,443.29	7,127.95	0.00	N/A	07/01/25	04/01/25	5,166,888.76	5,159,760.81	06/01/22
55	300801245	LO	Campbellsville	KY	Actual/360	4.851%	19,314.57	8,392.43	0.00	N/A	04/01/25	--	4,623,752.65	4,615,360.22	06/01/22
56	304261056	LO	San Antonio	TX	Actual/360	5.290%	20,127.75	11,155.97	0.00	N/A	08/01/25	--	4,418,554.92	4,407,398.95	06/01/22
57	300801252	LO	Medford	OR	Actual/360	4.348%	16,330.97	8,553.73	0.00	N/A	05/01/25	--	4,361,775.92	4,353,222.19	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
58	304261058	MF	Petersburg	VA	Actual/360	4.643%	17,185.18	7,931.67	0.00	N/A	07/01/25	--	4,298,293.76	4,290,362.09	06/01/22
59	695100530	OF	Dearborn	MI	Actual/360	4.844%	16,992.47	7,264.63	0.00	N/A	07/06/25	--	4,073,737.70	4,066,473.07	06/06/22
60	300801293	OF	Vancouver	WA	Actual/360	4.459%	16,176.68	6,514.66	0.00	N/A	07/01/25	--	4,213,011.61	4,206,496.95	06/01/22
61	695100505	RT	Midland	TX	Actual/360	4.468%	15,174.38	7,540.98	0.00	N/A	06/06/25	--	3,944,015.55	3,936,474.57	06/06/22
62	1544468	RT	Las Vegas	NV	Actual/360	4.855%	16,479.62	7,016.15	0.00	N/A	07/01/25	--	3,941,838.13	3,934,821.98	06/01/22
63	304261063	RT	Houston	TX	Actual/360	4.845%	15,511.19	8,095.38	0.00	N/A	07/01/25	--	3,717,852.23	3,709,756.85	06/01/22
64	304261064	MF	Miami Beach	FL	Actual/360	4.250%	15,462.33	0.00	0.00	N/A	07/01/25	--	4,225,000.00	4,225,000.00	06/01/22
65	304261065	RT	Rockingham	NC	Actual/360	4.720%	15,133.51	6,309.91	0.00	N/A	07/01/25	--	3,723,390.36	3,717,080.45	06/01/22
66	1544576	RT	Corinth	TX	Actual/360	4.670%	15,170.06	7,034.31	0.00	N/A	07/01/25	--	3,772,342.68	3,765,308.37	06/01/22
67	695100527	MF	Chicago	IL	Actual/360	4.885%	13,982.19	5,885.89	0.00	N/A	07/06/25	--	3,323,926.99	3,318,041.10	06/06/22
69	1544258	RT	Hobart	IN	Actual/360	4.100%	11,197.63	6,439.11	0.00	N/A	06/01/25	--	3,171,634.85	3,165,195.74	06/01/22
70	300801306	SS	Las Vegas	NV	Actual/360	4.456%	13,429.89	0.00	0.00	N/A	07/01/25	--	3,500,000.00	3,500,000.00	06/01/22
71	304261071	RT	Brooklyn	NY	Actual/360	4.660%	12,038.33	0.00	0.00	N/A	07/01/25	--	3,000,000.00	3,000,000.00	06/01/22
72	304261072	MF	Vero Beach	FL	Actual/360	4.710%	10,980.84	4,596.33	0.00	N/A	07/01/25	--	2,707,419.73	2,702,823.40	06/01/22
73	300801299	SS	Las Vegas	NV	Actual/360	4.526%	10,219.56	3,502.69	0.00	N/A	07/01/25	--	2,622,154.84	2,618,652.15	06/01/22
74	300801280	RT	Wilkes Barre	PA	Actual/360	4.493%	5,453.11	3,989.29	0.00	N/A	06/01/25	--	1,409,447.66	1,405,458.37	06/01/22
Totals							3,178,600.64	6,386,226.66	0.00				846,570,340.03	840,068,800.17
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,423,519.27	5,029,079.59	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	506,151.81	0.00
2	16,809,785.36	4,969,286.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,052,099.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,500,000.00	2,125,000.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,667,271.04	756,785.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,998,241.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,715,197.38	682,049.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,495,861.41	369,554.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	530,955.17	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,511,445.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,783,026.73	984,616.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,112,253.26	1,295,331.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	303,710.00	1,014,790.08	07/01/20	06/30/21	04/11/22	966,882.55	72,568.48	225,159.24	225,159.24	0.00	0.00
14	3,068,910.64	3,327,293.79	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	996,765.52	296,951.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,058,386.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,045,078.96	2,189,389.13	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,140,013.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,010,989.31	1,043,914.10	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,201,022.24	237,646.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,027,998.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	811,979.95	280,371.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	(47,297.00)	01/01/21	06/30/21	01/11/22	2,092,773.42	119,327.86	37,717.11	754,878.25	182,869.69	0.00
28	1,244,116.36	1,174,948.35	04/01/21	03/31/22	02/11/21	0.00	23,600.97	0.00	0.00	9,125.79	0.00
29	1,086,449.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,474,418.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	192,905.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,176,162.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,049,816.44	1,064,985.72	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	180,946.45	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	529,453.63	178,535.79	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	785,895.75	224,955.80	07/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	831,648.00	1,145,837.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	830,148.00	225,774.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	(222.00)	0.00	--	--	11/12/21	0.00	29,471.88	0.00	0.00	0.00	0.00
44	747,793.42	164,334.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	663,526.64	156,783.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	785,410.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	709,686.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	525,112.74	206,887.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	592,271.00	148,067.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	801,980.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	565,878.52	112,641.56	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1,055,557.40	1,193,933.30	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	973,312.58	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	369,360.00	01/01/21	06/30/21	08/11/21	0.00	14,159.53	24,824.23	124,239.80	78,333.33	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
58	526,270.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	600,838.53	153,119.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	570,230.26	171,097.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	133,978.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	747,910.55	182,048.39	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	295,336.97	64,062.24	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	502,747.81	128,660.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	320,717.89	80,179.23	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	387,623.98	100,723.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	354,627.15	88,657.03	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	837,458.50	232,694.32	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	199,137.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	492,280.57	121,203.09	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
73	676,921.23	184,461.68	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	230,096.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,930,855.69	34,440,813.64				3,059,655.97	259,128.72	287,700.58	1,104,277.29	776,480.62	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	695100528	5,355,700.01	Disposition	0.00	0.00
Totals		5,355,700.01		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	2	12,264,249.43	3	17,726,669.29	0	0.00	1	13,373,447.10	0	0.00	1	5,355,700.01	4.357283%	4.324649%	36
05/17/22	0	0.00	0	0.00	4	31,171,453.32	3	23,245,667.08	0	0.00	0	0.00	0	0.00	1	5,491,335.70	4.360273%	4.326114%	37
04/18/22	0	0.00	1	4,370,823.67	4	34,414,200.66	3	23,296,466.41	0	0.00	0	0.00	0	0.00	1	3,114,505.26	4.363059%	4.328647%	38
03/17/22	1	4,379,311.74	0	0.00	4	34,488,340.83	3	23,344,055.02	0	0.00	0	0.00	0	0.00	0	0.00	4.364729%	4.330371%	39
02/17/22	0	0.00	0	0.00	4	34,575,668.56	3	23,400,514.52	0	0.00	0	0.00	0	0.00	0	0.00	4.365000%	4.330628%	40
01/18/22	0	0.00	1	7,610,977.10	4	31,435,951.51	3	23,447,686.08	0	0.00	0	0.00	0	0.00	0	0.00	4.365223%	4.330841%	41
12/17/21	0	0.00	0	0.00	5	39,128,508.01	2	17,932,446.82	0	0.00	0	0.00	0	0.00	0	0.00	4.365445%	4.331051%	42
11/18/21	0	0.00	0	0.00	5	39,214,816.72	2	17,967,045.57	0	0.00	0	0.00	0	0.00	0	0.00	4.365680%	4.331275%	43
10/18/21	0	0.00	0	0.00	5	39,295,723.75	2	17,999,206.22	0	0.00	0	0.00	0	0.00	0	0.00	4.365899%	4.331483%	44
09/17/21	0	0.00	0	0.00	5	39,381,384.31	2	18,033,548.71	0	0.00	0	0.00	0	0.00	0	0.00	4.366132%	4.331704%	45
08/17/21	0	0.00	0	0.00	5	39,461,624.28	2	18,065,445.61	0	0.00	0	0.00	0	0.00	0	0.00	4.366347%	4.331910%	46
07/16/21	0	0.00	0	0.00	5	39,541,542.89	2	18,097,216.01	0	0.00	0	0.00	0	0.00	0	0.00	4.366562%	4.332113%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	300801300	11/01/20	18	6	37,717.11	754,878.25	447,244.13	8,193,610.75	10/22/20	13
57	300801252	01/01/22	4	6	24,824.23	124,239.80	229,456.56	4,397,771.57	12/06/16	1		06/23/17
Totals					62,541.34	879,118.05	676,700.69	12,591,382.32
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		312,241,078	294,514,408	0		17,726,669
37 - 48 Months		477,827,723	469,916,695	7,911,027		0
49 - 60 Months		0	0	0		0
> 60 Months		50,000,000	50,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	840,068,800	827,804,551	0	0	12,264,249	0
May-22	846,570,340	815,398,887	0	0	31,171,453	0
Apr-22	853,173,975	814,388,951	0	4,370,824	34,414,201	0
Mar-22	857,330,831	818,463,179	4,379,312	0	34,488,341	0
Feb-22	858,593,517	824,017,849	0	0	34,575,669	0
Jan-22	859,626,873	820,579,944	0	7,610,977	31,435,952	0
Dec-21	860,656,195	821,527,687	0	0	39,128,508	0
Nov-21	861,756,699	822,541,882	0	0	34,799,770	4,415,047
Oct-21	862,777,708	823,481,984	0	0	34,872,354	4,423,370
Sep-21	863,870,198	824,488,814	0	0	34,949,189	4,432,195
Aug-21	864,882,959	825,421,335	0	0	35,021,170	4,440,454
Jul-21	865,891,767	826,350,224	0	0	21,444,327	18,097,216
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	304261013	13,373,447.10	13,672,550.01	15,900,000.00	08/14/21	888,097.16	0.93660	06/30/21	06/01/25	275
27	300801300	7,911,027.24	8,193,610.75	7,800,000.00	07/14/21	(73,675.00)	(0.26640)	06/30/21	07/01/25	276
28	300801297	7,505,019.24	7,505,019.24	12,000,000.00	01/14/22	1,054,672.35	1.71840	03/31/22	07/01/25	216
42	695100528	0.00	-	6,800,000.00	12/31/20	(60,312.00)	(0.13410)	12/31/21	07/06/25	216
57	300801252	4,353,222.19	4,397,771.57	5,475,000.00	06/23/21	333,011.00	2.23030	06/30/21	05/01/25	274
Totals		33,142,715.77	33,768,951.57	47,975,000.00		2,141,793.51

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	304261013	LO	PA	06/16/20	9

COVID Relief - 6/06/22: Loan transferred to the Special Servicer 6/17/20 for payment default. The subject is a 142 key, 5-story, limited service Hampton Inn located in Wyomissing, PA approximately 3.6 miles west of Reading, PA. The Loan was past duefor th e 4/1/20 payment. Cash Management has been set up. Borrower requested loan relief due to COVID-19. Borrower also consent to 2 PPP Loans. A Forbearance Transaction closed on 5/06/22. Loan is being monitored post

	closing for continued compliance and full implementation of forbearance terms, and is pending a transfer back to Master Servicer.

27	300801300	LO	WI	10/22/20	13

6/1/2022 - Loan transferred to MLS Special Servicing on 10/22/2020 due to delinquency. Loan was past due for the 8/1/2020 and subsequent payments. Subject collateral is select-service lodging facility containing 105 guest rooms located in

Green Bay,WI. On 1/29/2021 a Receiver was appointed to manage the property. Lender continues to monitor the property's performance and work with the Receiver on a potential sale of the collateral through Receivership.

28	300801297	LO	MA	06/11/20	1

6/6/22 - The subject property is an 82-room extended stay hotel located at 4 Riverside Drive, Andover, MA. The 82 rooms include 24 king studio rooms, 55 queen rooms, and three twin two bedrooms. The Property transferred into special servicing on 6/11/20 d ue to payment default for the payment due 4/1/20. Terms for a forbearance and PPP Loan consent were approved; however, prior to closing the Borrower indicated desire to bring the Loan current and no longer desires any payment deferrals. Borrower made a payment to bring loan current through the May 2022 payment on 4/29/22, with the exception of late fees and default interest. Reinstatement terms are being finalized.

42	695100528	LO	PA	06/12/20	13

06/02/2022 - Loan transferred to special servicing on 06/15/2020 due to payment default. The loan is secured by a 75-room Holiday Inn Express in West Chester, PA. The Borrower is currently past due its 05/06/2020 payment. Midland has engaged counsel wh o has filed foreclosure complaint. Midland and the Borrower were unable to reach an agreement on loan modification terms and a receiver in now in place. The property was sold via auction on 03/02/2022, the sale has

	been approved by the Court,and the sal e is scheduled to close on 06/07/2022.

57	300801252	LO	OR	12/06/16	1

6/3/2022: Transferred to Midland Special Servicer on 12/06/2016 as a result of the Borrower refusing to enter into cash management. Midland inspected the property on 04/19/2018 and found it to be in overall good condition. Due to ongoing defaultsat the time, a receiver was appointed in December 2020. A potential receiver sale was considered but additional court approvals would be needed and the owner has previously indicated objection to receiver sale. The hotel, under

Receivership, has performed wel l overall regarding occupancy and cash flow. P&I payments were brought current through 1/1/2022 as the Receiver transferred excess funds to the lender. A potential Modification is being worked on that would entail bringing the loan current again. If/w hen done, the Receivership would be terminated. If the modification underway does not get finalized, a foreclosure filing and petitioning the court to grant the Receiver the right to sell will be submitted.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1544230	24,687,667.71	4.60500%	24,687,667.71	4.60500%	10	06/11/20	05/01/20	05/01/20
2	1544230	24,657,328.79	4.60500%	24,657,328.79	4.60500%	10	05/01/20	05/01/20	06/11/20
2A	453000270	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2A	453000270	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2B	453000271	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2B	453000271	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2C	453000275	9,888,414.65	4.60500%	9,888,414.65	4.60500%	10	04/28/20	05/01/20	08/11/20
2C	453000275	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
13	304261013	0.00	4.72000%	0.00	4.72000%	10	05/06/22	06/01/21	06/13/22
14	300801305	12,958,189.44	4.70600%	12,958,189.44	4.70600%	10	05/29/20	04/01/20	07/13/20
14	300801305	0.00	4.70600%	0.00	4.70600%	10	07/13/20	04/01/20	05/29/20
21	300801274	0.00	4.22200%	0.00	4.22200%		08/31/20	09/01/20	10/13/20
21	300801274	0.00	4.22200%	0.00	4.22200%	10	10/13/20	09/01/20	08/31/20
27	300801300	8,263,390.25	4.58900%	8,263,390.25	4.58900%	10	05/15/20	04/01/20	07/13/20
27	300801300	0.00	4.58900%	0.00	4.58900%	10	07/13/20	04/01/20	05/15/20
33	304261033	7,563,825.32	4.89000%	7,563,825.32	4.89000%	10	05/01/20	05/01/20	07/13/20
33	304261033	0.00	4.89000%	0.00	4.89000%	10	07/13/20	05/01/20	05/01/20
37	304261037	6,918,132.73	4.89000%	6,918,132.73	4.89000%	10	06/12/20	07/01/20	08/11/20
37	304261037	0.00	4.89000%	0.00	4.89000%	10	08/11/20	07/01/20	06/12/20
49	695100532	5,356,794.33	4.77000%	5,356,794.33	4.77000%	10	06/11/20	05/06/20	05/06/20
49	695100532	5,348,471.86	4.77000%	5,348,471.86	4.77000%	10	05/06/20	05/06/20	06/11/20
56	304261056	4,670,449.88	5.29000%	4,670,449.88	5.29000%	10	06/01/20	06/01/20	07/13/20
56	304261056	0.00	5.29000%	0.00	5.29000%	10	07/13/20	06/01/20	06/01/20
Totals		129,710,276.00		129,710,276.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
42	695100528 06/17/22	5,485,883.75	6,800,000.00	6,185,783.83	815,213.28	6,185,783.83	5,370,570.55	115,313.20	0.00	0.00	115,313.20	1.76%
43	304261043 04/16/21	5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	130,832.64	130,832.64	2,556,406.81	39.09%
Current Period Totals		5,485,883.75	6,800,000.00	6,185,783.83	815,213.28	6,185,783.83	5,370,570.55	115,313.20	0.00	0.00	115,313.20
Cumulative Totals		11,343,826.03	11,550,000.00	11,804,958.01	3,263,684.63	11,804,958.01	8,541,273.38	2,802,552.65	130,832.64	130,832.64	2,671,720.01

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
42	695100528	06/17/22	0.00	0.00	115,313.20	0.00	0.00	115,313.20	0.00	0.00	115,313.20
43	304261043	06/17/22	0.00	0.00	2,556,406.81	0.00	0.00	(130,832.64)	0.00	0.00	2,556,406.81
		04/16/21	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00
Current Period Totals			0.00	0.00	115,313.20	0.00	0.00	(15,519.44)	0.00	0.00	(15,519.44)
Cumulative Totals			0.00	0.00	2,671,720.01	0.00	0.00	2,671,720.01	0.00	0.00	2,671,720.01

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	2,884.29	0.00	0.00	(40,584.24)	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	1,706.25	0.00	0.00	8,251.86	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,620.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(27,050.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	938.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(19,901.27)	0.00	0.00	(32,332.38)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(52,233.65)

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29